Risks Arising from Financial Instruments - Summary for Each Type of Derivative Fair Value Recognized as Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Assets	$ 322	$ 307
Liabilities	(3,421)	(6,340)
Net	(3,099)	(6,033)
Non-current, Assets	91	291
Non-current, Liabilities	(614)	(766)
Non-current, Net	(523)	(795)
Current, Assets	231	16
Current, Liabilities	(2,807)	(5,574)
Current, Net	(2,576)	(5,238)
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	120	191
Liabilities	(182)	(586)
Net	(62)	(395)
Foreign currency futures [member]
Disclosure of detailed information about financial instruments [line items]
Assets	5	7
Liabilities	(1)	(3)
Net	4	4
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	17	9
Liabilities	(8)	(27)
Net	9	(18)
Cross currency interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	109	32
Liabilities	(298)	(489)
Net	(189)	(457)
Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets	36	20
Liabilities	(90)	(86)
Net	(54)	(66)
Aluminum swaps [member]
Disclosure of detailed information about financial instruments [line items]
Assets	4	23
Liabilities	(134)	(172)
Net	(130)	(149)
Sugar futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	(1)	(8)
Net	(1)	(8)
Wheat futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	11	13
Liabilities	(5)	(11)
Net	6	2
Other commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	19	8
Liabilities	(17)	(28)
Net	2	(20)
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	(2,657)	(4,877)
Net	(2,657)	(4,877)
Energy futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	1	4
Liabilities	(28)	(54)
Net	$ (27)	$ (50)